UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202

Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

    /s/ Timothy J. Waymire, CFA             Denver, CO             July 24, 2012
    ---------------------------             ----------             -------------
            [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          119
                                         -----------

Form 13F Information Table Value Total:  $   264,580
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
-------------------------------  ------------  ---------  -----------  ----------------------  ----------  -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                   TITLE OF                  VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------
        NAME OF ISSUER              CLASS        CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-------------------------------  ------------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ ----
Vanguard Total Bond Index Fund   COMMON STOCK  921937835       10,515      124,609             SOLE        SOLE     SOLE
Exxon Mobil Corporation          COMMON STOCK  91927806         9,271      108,348             SOLE        SOLE     SOLE
IBM                              COMMON STOCK  459200101        8,650       44,228             SOLE        SOLE     SOLE
Vanguard Short-term Bond Index   COMMON STOCK  921937827        8,164      100,627             SOLE        SOLE     SOLE
Philip Morris International In   COMMON STOCK                   7,847       89,923             SOLE        SOLE     SOLE
Intel Corporation                COMMON STOCK  458140100        7,688      288,496             SOLE        SOLE     SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK  921937819        7,052       79,399             SOLE        SOLE     SOLE
Chubb Corporation                COMMON STOCK  171232101        6,954       95,491             SOLE        SOLE     SOLE
Bristol-Myers Squibb             COMMON STOCK  110122108        6,780      188,595             SOLE        SOLE     SOLE
McDonald's                       COMMON STOCK                   6,658       75,201             SOLE        SOLE     SOLE
Coca-Cola Co.                    COMMON STOCK  191216100        6,634       84,843             SOLE        SOLE     SOLE
United Technologies              COMMON STOCK  913017109        6,235       82,550             SOLE        SOLE     SOLE
Russell Large Blend              COMMON STOCK                   5,832       77,542             SOLE        SOLE     SOLE
Home Depot                       COMMON STOCK  437076102        5,685      107,289             SOLE        SOLE     SOLE
BHP Billiton                     COMMON STOCK  88606108         5,259       80,535             SOLE        SOLE     SOLE
Vanguard Interm-Term Corp Bond   COMMON STOCK  92206C870        5,123       60,126             SOLE        SOLE     SOLE
E. I. Du Pont De Nemours         COMMON STOCK  263534109        4,805       95,011             SOLE        SOLE     SOLE
Vodafone Group New ADR           COMMON STOCK                   4,753      168,668             SOLE        SOLE     SOLE
Royal Bank of Canada             COMMON STOCK                   4,413       86,154             SOLE        SOLE     SOLE
Auto Data Processing             COMMON STOCK  53015103         4,396       78,979             SOLE        SOLE     SOLE
AmeriGas Partners LP             COMMON STOCK  30975106         4,331      106,273             SOLE        SOLE     SOLE
Microsoft Corporation            COMMON STOCK  594918104        4,274      139,725             SOLE        SOLE     SOLE
Sabine Royalty Trust             COMMON STOCK  785688102        4,155       82,895             SOLE        SOLE     SOLE
Ishares Investment Grade Corp    COMMON STOCK  464287242        4,150       35,293             SOLE        SOLE     SOLE
Johnson & Johnson                COMMON STOCK  478160104        4,063       60,132             SOLE        SOLE     SOLE
Vanguard Emerging Market         COMMON STOCK  922042858        3,558       89,094             SOLE        SOLE     SOLE
Buckeye Partners LP              COMMON STOCK  118230101        3,329       63,807             SOLE        SOLE     SOLE
Procter & Gamble                 COMMON STOCK  742718109        3,263       53,280             SOLE        SOLE     SOLE
Chevron Corp                     COMMON STOCK  166741100        3,243       30,744             SOLE        SOLE     SOLE
Wal Mart Stores Inc.             COMMON STOCK                   3,044       43,654             SOLE        SOLE     SOLE
Abbott Laboratories              COMMON STOCK  2824100          2,873       44,564             SOLE        SOLE     SOLE
Xcel Energy Inc                  COMMON STOCK                   2,795       98,366             SOLE        SOLE     SOLE
Vanguard Div Appreciation        COMMON STOCK  921908844        2,753       48,558             SOLE        SOLE     SOLE
WP Carey & Co LLC                COMMON STOCK                   2,690       58,437             SOLE        SOLE     SOLE
Transcanada Corp                 COMMON STOCK  89353D107        2,684       64,064             SOLE        SOLE     SOLE
Diageo PLC ADR                   COMMON STOCK  25243Q205        2,628       25,494             SOLE        SOLE     SOLE
Waste Management Inc Del         COMMON STOCK  94106L109        2,567       76,855             SOLE        SOLE     SOLE
AT&T Inc.                        COMMON STOCK  00206R102        2,521       70,690             SOLE        SOLE     SOLE
Canadian Natl Ry Co              COMMON STOCK  136375102        2,474       29,314             SOLE        SOLE     SOLE
General Electric                 COMMON STOCK  369604103        2,411      115,708             SOLE        SOLE     SOLE
3M Company                       COMMON STOCK  604059105        2,376       26,518             SOLE        SOLE     SOLE
Nike Inc. Cl B                   COMMON STOCK  654106103        2,360       26,886             SOLE        SOLE     SOLE
HSBC Hldgs Plc Adr New           COMMON STOCK                   2,303       52,192             SOLE        SOLE     SOLE
Merck & Co.                      COMMON STOCK  58933107         2,266       54,275             SOLE        SOLE     SOLE
Plum Creek Timber Co             COMMON STOCK  729251108        2,209       55,636             SOLE        SOLE     SOLE
Southern Company                 COMMON STOCK  842587107        2,184       47,160             SOLE        SOLE     SOLE
Pepsico Inc.                     COMMON STOCK  997134101        2,123       30,048             SOLE        SOLE     SOLE
Illinois Tool Works Inc          COMMON STOCK                   2,120       40,077             SOLE        SOLE     SOLE
General Mills Inc.               COMMON STOCK  370334104        2,085       54,106             SOLE        SOLE     SOLE
Caterpillar Inc.                 COMMON STOCK  149123101        2,053       24,184             SOLE        SOLE     SOLE
Emerson Electric Company         COMMON STOCK  291011104        2,038       43,742             SOLE        SOLE     SOLE
Dow Jones Select Dividend        COMMON STOCK                   2,012       35,806             SOLE        SOLE     SOLE
Xilinx Inc                       COMMON STOCK                   1,996       59,445             SOLE        SOLE     SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                   1,988       29,478             SOLE        SOLE     SOLE
Medtronic Inc.                   COMMON STOCK  585055106        1,811       46,760             SOLE        SOLE     SOLE
Dow Jones Industrial Average     COMMON STOCK                   1,724       13,420             SOLE        SOLE     SOLE
Sysco Corp.                      COMMON STOCK  871829107        1,654       55,481             SOLE        SOLE     SOLE
McCormick & Co., Inc.            COMMON STOCK  579780206        1,590       26,209             SOLE        SOLE     SOLE
Vanguard Whitehall Funds         COMMON STOCK  921946406        1,581       32,856             SOLE        SOLE     SOLE
Stanley Black & Decker           COMMON STOCK                   1,525       23,700             SOLE        SOLE     SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                   1,475       21,164             SOLE        SOLE     SOLE
Altria Group                     COMMON STOCK                   1,396       40,419             SOLE        SOLE     SOLE
Enterprise Prd Prtnrs LP         COMMON STOCK                   1,333       26,006             SOLE        SOLE     SOLE
Bank of Montreal                 COMMON STOCK  63671101         1,217       22,025             SOLE        SOLE     SOLE
Anadarko Petroleum               COMMON STOCK  32511107         1,161       17,545             SOLE        SOLE     SOLE
3-7 Year Treasury                COMMON STOCK  464288661        1,076        8,750             SOLE        SOLE     SOLE
Public Storage Inc.              COMMON STOCK                   1,050        7,272             SOLE        SOLE     SOLE
Apple Computer Inc               COMMON STOCK                     996        1,705             SOLE        SOLE     SOLE
NextEra Energy, Inc.             COMMON STOCK                     779       11,315             SOLE        SOLE     SOLE
Wells Fargo                      COMMON STOCK  949746101          718       21,483             SOLE        SOLE     SOLE
EOG Resources                    COMMON STOCK  293562104          692        7,675             SOLE        SOLE     SOLE
Vanguard Corp Bond Etf           COMMON STOCK  92206C409          603        7,616             SOLE        SOLE     SOLE
Apache Corp                      COMMON STOCK                     593        6,750             SOLE        SOLE     SOLE
Heinz H J Co                     COMMON STOCK  423074103          577       10,605             SOLE        SOLE     SOLE
Kraft Foods Inc                  COMMON STOCK                     563       14,584             SOLE        SOLE     SOLE
Duke Energy                      COMMON STOCK  264399106          563       24,398             SOLE        SOLE     SOLE
Ecolab Inc                       COMMON STOCK                     548        7,996             SOLE        SOLE     SOLE
Streettracks Gold TRUST          COMMON STOCK                     547        3,527             SOLE        SOLE     SOLE
iShares Tr Comex Gold            COMMON STOCK                     544       34,950             SOLE        SOLE     SOLE
Russell 3000                     COMMON STOCK                     543        6,755             SOLE        SOLE     SOLE
Pfizer Incorporated              COMMON STOCK  717081103          540       23,490             SOLE        SOLE     SOLE
Target Corp                      COMMON STOCK  872540109          539        9,269             SOLE        SOLE     SOLE
U S Bancorp Del                  COMMON STOCK                     491       15,271             SOLE        SOLE     SOLE
Kinder Morgan Energy LP          COMMON STOCK                     482        6,130             SOLE        SOLE     SOLE
Plains All Amern Ppln LP         COMMON STOCK                     459        5,675             SOLE        SOLE     SOLE
Russell Large Growth             COMMON STOCK  464287614          455        7,190             SOLE        SOLE     SOLE
Russell Large Value              COMMON STOCK                     452        6,627             SOLE        SOLE     SOLE
Verizon Communications           COMMON STOCK  92343V104          442        9,939             SOLE        SOLE     SOLE
Polaris Industries               COMMON STOCK  731068102          427        5,973             SOLE        SOLE     SOLE
UnitedHealth Group               COMMON STOCK  910581107          398        6,800             SOLE        SOLE     SOLE
V.F. Corporation                 COMMON STOCK  918204108          385        2,885             SOLE        SOLE     SOLE
Treasury Inflation Protected B   COMMON STOCK                     384        3,212             SOLE        SOLE     SOLE
Expeditors Int'l                 COMMON STOCK                     362        9,330             SOLE        SOLE     SOLE
Russell Small Cap                COMMON STOCK  464287655          354        4,446             SOLE        SOLE     SOLE
Sherwin Williams                 COMMON STOCK                     331        2,500             SOLE        SOLE     SOLE
Cisco Systems                    COMMON STOCK  17275R102          325       18,930             SOLE        SOLE     SOLE
Archer Daniels Midland           COMMON STOCK                     299       10,120             SOLE        SOLE     SOLE
Church & Dwight Co Inc           COMMON STOCK                     277        5,000             SOLE        SOLE     SOLE
Colgate Palmolive                COMMON STOCK  194162103          276        2,647             SOLE        SOLE     SOLE
Peabody Energy Corporation       COMMON STOCK                     275       11,198             SOLE        SOLE     SOLE
Bard C R Incorporated            COMMON STOCK                     274        2,553             SOLE        SOLE     SOLE
EMC Corp Mass                    COMMON STOCK  268648102          265       10,355             SOLE        SOLE     SOLE
Grainger W W Inc                 COMMON STOCK                     253        1,325             SOLE        SOLE     SOLE
Clorox Co.                       COMMON STOCK                     252        3,475             SOLE        SOLE     SOLE
Zimmer Holdings Inc              COMMON STOCK  98956P102          251        3,905             SOLE        SOLE     SOLE
Berkshire Hathaway Cl B          COMMON STOCK                     229        2,750             SOLE        SOLE     SOLE
Donaldson Company Inc            COMMON STOCK                     226        6,770             SOLE        SOLE     SOLE
Stryker Corp                     COMMON STOCK                     213        3,873             SOLE        SOLE     SOLE
Deere & Company                  COMMON STOCK  244199105          208        2,570             SOLE        SOLE     SOLE
Consolidated Edison - NY         COMMON STOCK  209111103          203        3,265             SOLE        SOLE     SOLE
Sector Spdr Materials Fd         COMMON STOCK                     203        5,752             SOLE        SOLE     SOLE
Ingersoll Rand                   COMMON STOCK                     202        4,800             SOLE        SOLE     SOLE
McMoran Exploration Co           COMMON STOCK  582411104          133       10,500             SOLE        SOLE     SOLE
Alcoa Inc.                       COMMON STOCK  13817101            98       11,165             SOLE        SOLE     SOLE
Keycorp Inc New                  COMMON STOCK                      93       12,000             SOLE        SOLE     SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                      36      317,000             SOLE        SOLE     SOLE
Galaxy Energy Corp               COMMON STOCK                       -       16,000             SOLE        SOLE     SOLE
Intl Cavitation Tech             COMMON STOCK                       -       40,000             SOLE        SOLE     SOLE
Pop N Go Inc                     COMMON STOCK  732816103            -       12,800             SOLE        SOLE     SOLE